INTERIM CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands		Total	Ordinary shares - Class A	Ordinary shares - Class B	Ordinary shares	Ordinary shares Ordinary shares - Class A		Ordinary shares Ordinary shares - Class B		Preferred shares		Additional Paid-in Capital	Accumulated Deficit
Ordinary shares balance at beginning of period (in shares) at Dec. 31, 2020	[1]					45,271,559		0
Balance at beginning of period at Dec. 31, 2020		$ 45,781				$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 154,959	$ (109,178)
Preferred shares balance at beginning of period (in shares) at Dec. 31, 2020	[1]									130,799,440
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares (in shares)						1,989,622
Exercise of warrants (in shares)	[1]									9,745,415
Exercise of warrants		2,657										2,657
Share-based compensation		24,133										24,133
Net loss		(43,774)											(43,774)
Ordinary shares balance at end of period (in shares) at Jun. 30, 2021	[1]					47,261,181		0
Balance at end of period at Jun. 30, 2021		$ 28,797				$ 0	[1]	$ 0	[1]	$ 0	[1]	181,749	(152,952)
Preferred shares balance at end of period (in shares) at Jun. 30, 2021	[1]									140,544,855
Ordinary shares balance at beginning of period (in shares) at Dec. 31, 2021		317,679,746	234,262,636	83,417,110		234,262,636	[1]	83,417,110	[1]
Balance at beginning of period at Dec. 31, 2021		$ 250,403				$ 0	[1]	$ 0	[1]	$ 0	[1]	864,911	(614,508)
Preferred shares balance at beginning of period (in shares) at Dec. 31, 2021	[1]									0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of warrants (in shares)					5,300,366
Exercise of warrants		2,108										2,108
Share-based compensation		14,809										14,809
Net loss		$ (46,709)											(46,709)
Ordinary shares balance at end of period (in shares) at Jun. 30, 2022		322,980,112	239,563,002	83,417,110		239,563,002	[1]	83,417,110	[1]
Balance at end of period at Jun. 30, 2022		$ 220,611				$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 881,828	$ (661,217)
Preferred shares balance at end of period (in shares) at Jun. 30, 2022	[1]									0

[1]	Prior period results have been retroactively adjusted to reflect the 1:26.7017 stock split and the changes in par value from 0.01 NIS to no par value effected on July 22, 2021.